Restructuring expenses	6 Months Ended
Jun. 30, 2021
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
In connection with the key strategic growth initiatives announced in July 2020, restructuring expenses of CHF 45 million were recognized in 2Q21. Restructuring expenses may include severance expenses, expenses in connection with the acceleration of certain deferred compensation awards, pension expenses and contract termination costs. The Group completed the one-year restructuring plan in connection with the implementation of the key strategic growth initiatives by the end of June 2021.
Restructuring expenses by type
in	2Q21	1Q21	2Q20	6M21	6M20
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	2	11	–	13	–
of which severance expenses	(1)	7	–	6	–
of which accelerated deferred compensation	3	4	–	7	–
General and administrative-related expenses	43	14	–	57	–
of which pension expenses	(4)	(7)	–	(11)	–
Total restructuring expenses	45	25	–	70	–
Restructuring liabilities
	2Q21			1Q21			2Q20
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	39	3	42	50	2	52	–	–	–
Net additional charges [1]	(1)	26	25	7	10	17	–	–	–
Utilization	(16)	(26)	(42)	(18)	(9)	(27)	–	–	–
Balance at end of period	22	3	25	39	3	42	–	–	–
1
The following items for which expense accretion was accelerated in 2Q21 and 1Q21 due to the restructuring of the Group are not included in the restructuring liabilities: unsettled share-based compensation of CHF 1 million and CHF 1 million, respectively, which remain classified as a component of total shareholders' equity; unsettled pension obligations of CHF (4) million and CHF (7) million, respectively, which remain classified as pension liabilities; unsettled cash-based deferred compensation of CHF 2 million and CHF 3 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 21 million and CHF 11 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Restructuring liabilities (continued)
	6M21			6M20
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	50	2	52	–	–	–
Net additional charges [1]	6	36	42	–	–	–
Reclassifications	–	–	–	–	–	–
Utilization	(34)	(35)	(69)	–	–	–
Balance at end of period	22	3	25	–	–	–
1
The following items for which expense accretion was accelerated in 6M21 due to the restructuring of the Group are not included in the restructuring liabilities: unsettled share-based compensation of CHF 2 million; unsettled pension obligations of CHF (11) million, which remain classified as pension provisions; unsettled cash-based deferred compensation of CHF 5 million, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 32 million, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Bank
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
In connection with the key strategic growth initiatives announced in July 2020, restructuring expenses of CHF 80 million were recognized in 6M21. Restructuring expenses may include severance expenses, expenses in connection with the acceleration of certain deferred compensation awards, pension expenses and contract termination costs. The Bank completed the one-year restructuring plan in connection with the implementation of the key strategic growth initiatives by the end of June 2021.
Restructuring expenses by type
in	6M21	6M20
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	14	–
of which severance expenses	7	–
of which accelerated deferred compensation	7	–
General and administrative-related expenses	66	–
of which pension expenses	4	–
Total restructuring expenses	80	–
Restructuring liabilities
	6M21			6M20
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	47	2	49	–	–	–
Net additional charges [1]	7	30	37	–	–	–
Reclassifications	–	–	–	–	–	–
Utilization	(32)	(29)	(61)	–	–	–
Balance at end of period	22	3	25	–	–	–
1
The following items for which expense accretion was accelerated in 6M21 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 2 million; unsettled pension obligation related to restructuring of CHF 4 million, which remain classified as pension liabilities; unsettled cash-based deferred compensation of CHF 5 million, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 32 million, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.